Note 16 - Income Taxes - Components of Recognized Deferred Income Tax Assets (Liabilities) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Total deferred tax assets	$ 4,058
Recognized in net income	(2,718)	$ 1,985
Total deferred tax assets	750	4,058
Total deferred tax liabilities	731
Total deferred tax liabilities	(609)	(3,327)
Net deferred income tax assets	3,327	1,342
Net deferred income tax assets	609	3,327
Intangibles assets	141	731
Deferred income tax asset (note 16)	750	4,058
Deferred tax liabilities	(141)	(731)
Net deferred income tax assets	609	3,327
Allowance for credit losses [member]
Statement Line Items [Line Items]
Total deferred tax assets	666	508
Recognized in net income	(35)	158
Total deferred tax assets	631	666
Deferred income tax asset (note 16)	631	666
Loss carryforwards [member]
Statement Line Items [Line Items]
Total deferred tax assets	1,625	0
Recognized in net income	(66)	1,625
Total deferred tax assets	1,559	1,625
Deferred income tax asset (note 16)	1,559	1,625
Share issue and financing costs [member]
Statement Line Items [Line Items]
Total deferred tax assets	446	909
Recognized in net income	(429)	(463)
Total deferred tax assets	17	446
Total deferred tax liabilities		(446)
Net deferred income tax assets	446
Net deferred income tax assets		446
Deferred income tax asset (note 16)	17	446
Deferred loan fees [member]
Statement Line Items [Line Items]
Total deferred tax assets	818	658
Recognized in net income	(119)	160
Total deferred tax assets	699	818
Deferred income tax asset (note 16)	699	818
Property and equipment and right-of-use assets deferred tax assets [member]
Statement Line Items [Line Items]
Total deferred tax assets	580	560
Recognized in net income	(22)	20
Total deferred tax assets	558	580
Deferred income tax asset (note 16)	558	580
Other Deferred Income Tax Assets [Member]
Statement Line Items [Line Items]
Total deferred tax assets	1,790	892
Recognized in net income	(1,745)	898
Total deferred tax assets	45	1,790
Deferred income tax asset (note 16)	45	1,790
Deferred tax assets [member]
Statement Line Items [Line Items]
Total deferred tax assets	5,925	3,527
Recognized in net income	(2,416)	2,398
Total deferred tax assets	3,509	5,925
Deferred income tax asset (note 16)	3,509	5,925
Intangible assets [member]
Statement Line Items [Line Items]
Recognized in net income	(95)	(188)
Total deferred tax liabilities	598	786
Total deferred tax liabilities	503
Net deferred income tax assets	(503)
Intangibles assets		598
Deferred tax liabilities		(598)
Deposit commissions [member]
Statement Line Items [Line Items]
Recognized in net income	72	596
Total deferred tax liabilities	1,823	1,227
Total deferred tax liabilities	1,895
Net deferred income tax assets	(1,895)
Intangibles assets		1,823
Deferred tax liabilities		(1,823)
Property and equipment deferred tax liabilities [member]
Statement Line Items [Line Items]
Recognized in net income	(85)	5
Total deferred tax liabilities	133	128
Total deferred tax liabilities	48
Net deferred income tax assets	(48)
Intangibles assets		133
Deferred tax liabilities		(133)
Other Deferred Income Tax Liabilities [Member]
Statement Line Items [Line Items]
Recognized in net income	410	0
Total deferred tax liabilities	44	44
Total deferred tax liabilities	454
Net deferred income tax assets	(454)
Intangibles assets		44
Deferred tax liabilities		(44)
Deferred tax liabilities [member]
Statement Line Items [Line Items]
Recognized in net income	302	413
Total deferred tax liabilities	2,598	2,185
Total deferred tax liabilities	2,900
Net deferred income tax assets	$ (2,900)
Intangibles assets		2,598
Deferred tax liabilities		$ (2,598)